Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Allowance for credit loss	$ 2,065	$ 2,065
Operating lease liabilities	6,538	6,538
Others	1,807	1,807
Total deferred tax assets	10,410	10,410
Depreciation and amortization	(6,703)	(6,703)
ROU assets	(5,799)	(5,799)
Others	(253)	(253)
Total deferred tax liabilities	(12,755)	(12,755)
Deferred tax liabilities, net	$ (2,345)	$ (2,345)